Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2015
Summary of significant accounting policies
Estimates

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the valuation of inventories, allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, valuation of investment securities, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

Translation of foreign currencies

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in foreign exchange rate, interest rate and commodity prices through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate swap agreements and commodity future contracts. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts, interest rate swap agreements and commodity future contracts as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred.

Depreciation of property, plant and equipment is computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 7 to 47 years for factories to produce NIDEC’s products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥34,935 million, ¥39,497 million, and ¥45,102 million for the years ended March 31, 2013, 2014 and 2015, respectively.

Lease

Lease-

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles - Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for proprietary technology, customer relationships and software are 11 years, 18 years and 6 years, respectively.

Long-lived assets

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, automotive, appliance, commercial and industrial products and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns. Revenue from a part of sales of automotive, appliance, commercial and industrial products under long-term construction type arrangements are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information.

Research and development expenses

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥296 million, ¥477 million, and ¥525 million for the years ended March 31, 2013, 2014 and 2015, respectively.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Reclassification

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated financial statements and footnotes for the years ended March 31, 2013 and 2014 to conform to the current year presentation.

Accounting Changes and Recent Accounting Pronouncements to be adopted in future periods

Accounting Changes

As of April 1, 2014, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 740 “Income Taxes” updated by Accounting Standards Update (ASU) No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” ASU 2013-11 clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed by the taxing authority. In situations where a net operating loss carry forward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This standard is a provision for disclosure, and the adoption of this standard did not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held for sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. ASU 2014-08 is effective for annual and interim periods beginning after December 15, 2014. Early adoption is permitted. The impact of the adoption of ASU 2014-08 on NIDEC’s consolidated financial position, results of operations and liquidity will depend on, and may be significant depending on, the size and nature of any future disposal.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” Under the new standard, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should recognize revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer, and the transaction price should be allocated to performance obligation in the contract. The new standard also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016. Early application is not permitted. NIDEC is currently evaluating the potential impact from adopting ASU 2014-09 on its consolidated financial position, results of operations and liquidity.